Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 38	$ 38	$ 41
Stockholders' deficit:
Convertible Preferred stock, par value			$ 0.001
Convertible Preferred stock, Authorized			500
Convertible Preferred stock, Issued			243
Convertible Preferred stock, outstanding			243
Convertible Preferred StockLiquidation Preference			$ 5,559
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	100,000	100,000	100,000
Common stock, Issued	48,861	47,299	19,961
Common stock, outstanding	48,861	47,299	19,961